Trade And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Summary of Non-Current Trade And Other Receivables	A. Non-Current trade and other receivables

	2020	2019
In thousands of euro
Loans receivable	1,841	—
Other	—	1,246
Call deposit	1,617	2,351
Cash Guarantees and deposits	7,328	4,612

Total	10,786	8,209

Summary of Current Trade And Other Receivables
B. Current trade and other receivables

	2020	2019
In thousands of euro
VAT receivable	5,260	1,943
Tax receivable	21,298	—
Call deposit	427	—
Deferred charges	43	82
Loans receivable	23,913	1,279
Impairment of other receivables	(6)	—
Other receivables	489	5,205

Total	51,424	8,509